Qualitative and Quantitative Information of Financial Risks - Summary of Contracts Holding (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) € / $	Dec. 31, 2024 EUR (€) € / $
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying amount	€ 470,874	€ 434,605
Currency Exchange Rate Risk | Forward Currency Contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	39,914	68,738
Financial assets, Carrying amount	1,784
Financial liabilities, Carrying amount		(3,072)
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives Designated as Hedging Instruments | USD | Other Current Financial Assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	12,866
Financial assets, Carrying amount	167
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives Designated as Hedging Instruments | USD | Other Current Financial Assets | 0 to 6 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 12,866
Average forward rate | € / $	1.166
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives Designated as Hedging Instruments | USD | Other Current Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		34,389
Financial liabilities, Carrying amount		(1,412)
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives Designated as Hedging Instruments | USD | Other Current Financial Liabilities | 0 to 6 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		€ 18,079
Average forward rate | € / $		1.106
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives Designated as Hedging Instruments | USD | Other Current Financial Liabilities | 6 to 9 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		€ 13,977
Average forward rate | € / $		1.073
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives Designated as Hedging Instruments | USD | Other Current Financial Liabilities | 9 to 12 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		€ 2,333
Average forward rate | € / $		1.072
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives not Designated as Hedging Instruments | USD | Other Current Financial Assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 27,048
Financial assets, Carrying amount	1,617
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives not Designated as Hedging Instruments | USD | Other Current Financial Assets | 0 to 6 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 27,048
Average forward rate | € / $	1.109
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives not Designated as Hedging Instruments | USD | Other Current Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		€ 34,349
Financial liabilities, Carrying amount		(1,660)
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives not Designated as Hedging Instruments | USD | Other Current Financial Liabilities | 0 to 6 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		€ 34,349
Average forward rate | € / $		1.092